Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Accrued Liabilities And Other Liabilities Current [Abstract]
Schedule of accrued expenses and other current liabilities
	As of March 31,
	2021	2022
	$	$
Accrued payroll	143	243
Accrued housing allowance	264	231
Accrued other social benefits	1,304	1,462
Deposits received from customers	72	79
Accrued audit fee	228	200
Others	336	384
	2,347	2,599